Related party transactions - Statement of income (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Revenues
Time charter revenue Hoegh Gallant	$ 34,436	$ 33,777	$ 71,122	$ 69,852
Operating expenses
Vessel operating expenses	(5,776)	(9,064)	(11,283)	(14,957)
Interest income from joint ventures	163	297	335	496
Interest expense and commitment fees to Hoegh LNG	(6,322)	(7,148)	(12,833)	(13,984)
Total	19,681	6,156	25,155	20,291
Hoegh Gallant [Member]
Revenues
Time charter revenue Hoegh Gallant	11,112	10,131	23,415	22,310
Hoegh LNG and Subsidiaries [Member]
Operating expenses
Vessel operating expenses	(5,192)	(5,417)	(9,531)	(10,706)
Hours, travel expense and overhead and Board of Directors' fees	(982)	(773)	(2,129)	(2,131)
Interest income from joint ventures	79	73	157	143
Interest expense and commitment fees to Hoegh LNG	(57)	(686)	(196)	(1,354)
Total	$ 4,960	$ 3,328	$ 11,716	$ 8,262